UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Nakoma Capital Management LLC
Address:  8040 Excelsior Drive   Suite 401
          Madison, WI  53717

Form 13F File No:  28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Robyn K. Rannow
Title:      Managing Director/CCO
Phone:      608-831-8814

/s/ Robyn K. Rannow    Madison, WI    August 8, 2011
--------------------  -------------   ---------------
    (Signature)        (City/State)       (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total: $   29,907
                                     (in thousands)

List of Other Included Managers:  None

                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                                 June 30, 2011

                                                                                                         Voting Authority
                                                                                                         ----------------
                                      Title of               Value   Shares or Sh/ Put/ Investment Other
          Name of Issuer               Class      CUSIP     (x$1000)  Prn Amt  Prn Call Discretion Mgrs   Sole  Shrd None
----------------------------       -----------    --------- --------    ------ --- ---- ---------  ----- ------ ---- ----
Adobe Systems Inc.                 COM            00724F101      528    16,800 SH  N/A     Sole    N/A   16,800 N/A  N/A
Agilent Technologies Inc.          COM            00846U101    1,653    32,350 SH  N/A     Sole    N/A   32,350 N/A  N/A
Albemarle Corp.                    COM            012653101    1,377    19,900 SH  N/A     Sole    N/A   19,900 N/A  N/A
Allegheny Technologies Inc.        COM            01741R102      679    10,700 SH  N/A     Sole    N/A   10,700 N/A  N/A
Apple Inc.                         COM            037833100    1,202     3,580 SH  N/A     Sole    N/A    3,580 N/A  N/A
CenturyLink, Inc.                  COM            156700106    1,121    27,726 SH  N/A     Sole    N/A   27,726 N/A  N/A
Cisco Systems Inc.                 COM            17275R102      279    17,900 SH  N/A     Sole    N/A   17,900 N/A  N/A
Comstock Resources Inc.            COM NEW        205768203    1,057    36,700 SH  N/A     Sole    N/A   36,700 N/A  N/A
Disney Walt Co.                    COM DISNEY     254687106      351     9,000 SH  N/A     Sole    N/A    9,000 N/A  N/A
GameStop Corp. New                 CL A           36467W109      971    36,400 SH  N/A     Sole    N/A   36,400 N/A  N/A
GATX Corp.                         COM            361448103    1,336    36,000 SH  N/A     Sole    N/A   36,000 N/A  N/A
General Electric Co.               COM            369604103      283    15,000 SH  N/A     Sole    N/A   15,000 N/A  N/A
Intel Corp.                        COM            458140100      332    15,000 SH  N/A     Sole    N/A   15,000 N/A  N/A
International Business Machs Corp. COM            459200101      274     1,600 SH  N/A     Sole    N/A    1,600 N/A  N/A
Johnson & Johnson                  COM            478160104      333     5,000 SH  N/A     Sole    N/A    5,000 N/A  N/A
JPMorgan Chase & Co.               COM            46625H100      246     6,000 SH  N/A     Sole    N/A    6,000 N/A  N/A
Kinder Morgan Energy Partners      UT LTD PARTNER 494550106      218     3,000 SH  N/A     Sole    N/A    3,000 N/A  N/A
Lindsay Corporation                COM            535555106      806    11,720 SH  N/A     Sole    N/A   11,720 N/A  N/A
Manitowoc Co.                      COM            563571108      948    56,300 SH  N/A     Sole    N/A   56,300 N/A  N/A
McDonald's Corp.                   COM            580135101      295     3,500 SH  N/A     Sole    N/A    3,500 N/A  N/A
Microsoft Corp.                    COM            594918104    1,924    74,000 SH  N/A     Sole    N/A   74,000 N/A  N/A
Monsanto Co. New                   COM            61166W101    1,128    15,550 SH  N/A     Sole    N/A   15,550 N/A  N/A
NCR Corp. New                      COM            62886E108      910    48,200 SH  N/A     Sole    N/A   48,200 N/A  N/A
Newmont Mining Corp.               COM            651639106    1,678    31,100 SH  N/A     Sole    N/A   31,100 N/A  N/A
Perfect World Co. Ltd.             SPON ADR REP B 71372U104      456    24,300 SH  N/A     Sole    N/A   24,300 N/A  N/A
Potash Corp. Sask. Inc.            COM            73755L107    1,316    23,100 SH  N/A     Sole    N/A   23,100 N/A  N/A
Procter & Gamble Co.               COM            742718109      254     4,000 SH  N/A     Sole    N/A    4,000 N/A  N/A
Safeway Inc.                       COM NEW        786514208    1,159    49,600 SH  N/A     Sole    N/A   49,600 N/A  N/A
Sanderson Farms Inc.               COM            800013104    1,027    21,500 SH  N/A     Sole    N/A   21,500 N/A  N/A
Southwest Airlines Co.             COM            844741108      206    18,000 SH  N/A     Sole    N/A   18,000 N/A  N/A
Sovran Self Storage Inc.           COM            84610H108      185     4,500 SH  N/A     Sole    N/A    4,500 N/A  N/A
Suncor Energy Inc. New             COM            867224107      673    17,200 SH  N/A     Sole    N/A   17,200 N/A  N/A
Take-Two Interactive Software Inc. COM            874054109      784    51,300 SH  N/A     Sole    N/A   51,300 N/A  N/A
Target Corp.                       COM            87612E106      188     4,000 SH  N/A     Sole    N/A    4,000 N/A  N/A
Thermo Fisher Scientific Inc.      COM            883556102      923    14,340 SH  N/A     Sole    N/A   14,340 N/A  N/A
United Parcel Service Inc.         CL B           911312106      875    12,000 SH  N/A     Sole    N/A   12,000 N/A  N/A
Verizon Communications Inc.        COM            92343V104    1,128    30,300 SH  N/A     Sole    N/A   30,300 N/A  N/A
Wal-Mart Stores Inc.               COM            931142103      239     4,500 SH  N/A     Sole    N/A    4,500 N/A  N/A
Zhongpin Inc.                      COM            98952K107      565    53,900 SH  N/A     Sole    N/A   53,900 N/A  N/A
REPORT SUMMARY                     39                         29,907